Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details)	Sep. 30, 2015 shares
Series B Convertible Preferred Stock [Member]
Common stock, reserved for future issuance (in shares)	285,714
Series C Convertible Preferred Stock [Member]
Common stock, reserved for future issuance (in shares)	21,126,760
Warrant [Member]
Common stock, reserved for future issuance (in shares)	56,442,157
Employee Stock Option [Member]
Common stock, reserved for future issuance (in shares)	1,197,529
Common stock, reserved for future issuance (in shares)	79,052,160